S000047257 [Member] Investment Strategy - Northern Trust Credit-Scored US Corporate Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Underlying Index is designed to reflect the performance of a diversified universe of intermediate maturity, US-dollar denominated bonds of companies with investment grade credit quality, favorable valuations, and enhanced short-term and long-term solvency. Securities eligible for inclusion in the Underlying Index must meet the following criteria at each reconstitution of the Underlying Index: (a) they are issued in U.S. dollars; (b) they are publicly issued in the U.S. and registered with the SEC or eligible for resale under Rule 144A under the Securities Act of 1933; (c) they fall within a specified list of eligible security types; (d) they are either senior or subordinated debts; (e) they have a minimum credit rating of Baa3 or BBB-; (f) they have a final maturity of at least one year and up to (but not including) 10 years; and (g) they have $250 million or more in outstanding principal.
Once all eligible securities have been identified, the Underlying Index then follows a rules-based methodology to select and weight securities, subject to certain constraints as described below, to optimize the Underlying Index’s exposure to a combined proprietary value score and a proprietary quality score, as determined by NTI acting in its capacity as index provider (“Index Provider”). Each of the value score and the quality score are based on various metrics obtained from company filings and recent price activity. The value score has multiple components, including: (a) valuation (e.g., to assess the relative value of the security versus other similar securities); (b) spread analysis (e.g., to assess the risk/return trade-off associated with each security versus other similar securities); and (c) solvency (e.g., to assess the corporation’s short term and long term solvency and also its risk of default). The quality score has three components: (i) management efficiency (e.g., corporate finance activities); (ii) profitability (e.g., reliability and sustainability of financial performance); and (iii) solvency. The primary objective of the optimization process is to maximize exposure to securities with the highest value and quality scores and to maintain a similar effective duration profile relative to the Underlying Index's eligible universe. In addition, the optimization process also includes security level, sector, issuer level, low value and quality, duration band, and turnover constraints to seek to manage systematic risk.
As of December 31, 2025, there were 2,581 issues in the Underlying Index. The Underlying Index is reconstituted monthly. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
The Fund generally will invest under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of its Underlying
Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures, to-be-announced (“TBA”) transactions, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Financial sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Financial sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.